AGALIMMUNE ACQUISITION (Details) - USD ($) $ in Millions	Dec. 31, 2017	Mar. 31, 2017
Disclosure of detailed information about business combination [line items]
Total costs associated with bringing assets	$ 0.7
Total increase in intangibles	$ 6.7
Agalimmune Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Initial consideration		$ 6.0
Cash consideration		$ 3.0